Derivatives and hedge accounting - Carrying amount of hedged items in fair value hedges (Details) - Fair-value hedges - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts of hedge items
Book value assets	kr 26,923	kr 23,779
Fair value hedge adjustments, assets	782	1,646
Book value liabilities	216,242	195,460
Fair value hedge adjustments, liabilities	1,183	5,454
Loans in the form of interest-bearing securities
Carrying amounts of hedge items
Book value assets	11,035	9,778
Fair value hedge adjustments, assets	278	598
Loans to credit institutions
Carrying amounts of hedge items
Book value assets	1,019	969
Fair value hedge adjustments, assets	(23)	4
Loans to the public
Carrying amounts of hedge items
Book value assets	14,869	13,032
Fair value hedge adjustments, assets	527	1,044
Debt securities issued
Carrying amounts of hedge items
Book value liabilities	216,242	195,460
Fair value hedge adjustments, liabilities	kr 1,183	kr 5,454